Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of income tax (expense) benefit
Income tax

	For the year ended December 31,
(In $ million)	2019	2018	2017
Current tax (expense) benefit
Current year	(43)	(101)	(190)
Adjustments for prior years	—	(1)	1
	(43)	(102)	(189)
Deferred tax (expense) benefit
Origination and reversal of temporary differences	(95)	93	128
Adjustments for prior years	4	7	(4)
	(91)	100	124
Income tax (expense) benefit	(134)	(2)	(65)

Reconciliation of income tax expense
Reconciliation of income tax expense

	For the year ended December 31,
(In $ million)	2019	2018	2017
Profit (loss) from continuing operations before income tax	317	(27)	486
Income tax using the New Zealand tax rate of 28%	(89)	7	(136)
Effect of tax rates in foreign jurisdictions	(10)	(11)	(55)
Non-deductible expenses and permanent differences	(10)	(20)	(29)
Tax exempt income and income at a reduced tax rate	3	4	7
Goodwill impairment	(3)	(28)	—
Currency translation (gain) loss	(2)	(1)	25
Foreign tax credit	57	—	—
Domestic manufacturing deduction	—	—	12
Withholding tax	(6)	(4)	(5)
Withholding tax related to prior periods	—	(5)	—
Deemed mandatory repatriation	—	—	(5)
Tax rate modifications	(1)	16	339
Write-off of previously recognized deferred tax assets	(44)	—	(227)
Change in unrecognized tax losses and temporary differences	(34)	9	3
Tax on unremitted earnings	1	(2)	9
Tax uncertainties	(2)	27	(4)
Over (under) provided in prior periods	4	6	(3)
Tax credits	4	2	2
Other	(2)	(2)	2
Total income tax (expense) benefit	(134)	(2)	(65)

Schedule of deferred tax assets and liabilities
Movement in recognized deferred tax assets and liabilities

(In $ million)	Derivatives	Property, plant and equipment	Intangible assets	Employee benefits	Tax loss carry-forwards	Interest	Other items	Net deferred tax assets (liabilities)
Balance as of January 1, 2018	(73)	(360)	(1,102)	258	85	112	98	(982)
Recognized in profit or loss	73	(15)	48	20	(18)	9	(27)	90
Recognized in equity	—	—	—	(10)	—	—	3	(7)
Other	—	(1)	2	1	(2)	—	5	5
Balance as of December 31, 2018	—	(376)	(1,052)	269	65	121	79	(894)
Recognized in profit or loss	(33)	(26)	17	(6)	(24)	(32)	8	(96)
Recognized in equity	—	—	—	(51)	—	—	—	(51)
Disposals	—	20	28	(3)	(2)	—	—	43
Other	—	1	(2)	(1)	(1)	—	3	—
Balance as of December 31, 2019	(33)	(381)	(1,009)	208	38	89	90	(998)

	As of December 31,
(In $ million)	2019	2018
Included in the statement of financial position as:
Deferred tax assets - non-current	27	28
Deferred tax liabilities - non-current	(1,025)	(922)
Total recognized net deferred tax liabilities	(998)	(894)
Unrecognized deferred taxes

	As of December 31,
(In $ million)	2019	2018
Deductible (taxable) temporary differences	419	284
Tax losses	286	294
Total unrecognized deferred tax assets	705	578